UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arience Capital Management, L.P.
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Address:   110 East 59th Street, 22nd Floor
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           New York, NY 10022
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Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
           --------------------------------------------------
           By: Caryn Seidman-Becker, Managing Member
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Phone:     212-517-7472
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Signature, Place, and Date of Signing:

     /s/ Caryn Seidman-Becker   New York, NY                    2/17/04
     ------------------------   ------------------------------  -------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                               -------------

Form 13F Information Table Entry Total:        32
                                               -------------

Form 13F Information Table Value Total:       $208,282
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.                Form 13F File Number                  Name



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
                                                  Form 13F INFORMATION TABLE


              COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
-------------------------------- -------------- --------- --------   ----------------- ---------- --------   -----------------------
                                                           VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED   NONE
-------------------------------- -------------- --------- --------   -------- --- ---- ---------- --------   ------- --------- -----

APPLE COMPUTER INC                COM           037833100    1,791     83,800           SOLE                  83,800     0       0
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AT&T WIRELESS SVCS INC            COM           00209A106    4,664    583,763           SOLE                 583,763     0       0
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BAXTER INTL INC                   COM           071813109    3,975    130,239           SOLE                 130,239     0       0
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BIOGEN IDEC INC                   COM           09062X103    4,092    111,500           SOLE                 111,500     0       0
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BOWATER INC                       COM           102183100    2,450     52,900           SOLE                  52,900     0       0
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COMMSCOPE INC                     COM           203372107   11,184    684,882           SOLE                 684,882     0       0
-----------------------------------------------------------------------------------------------------------------------------------
DEAN FOODS CO NEW                 COM           242370104    2,853     86,800           SOLE                  86,800     0       0
-----------------------------------------------------------------------------------------------------------------------------------
DST SYS INC DEL                   COM           233326107    6,314    152,200           SOLE                 152,200     0       0
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EBAY INC                          COM           278642103    6,317     97,777           SOLE                  97,777     0       0
-----------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE INTL INC         COM           36866W106    5,478  1,079,859           SOLE               1,079,859     0       0
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HASBRO INC                        COM           418056107    3,303    155,220           SOLE                 155,220     0       0
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HONEYWELL INTL INC                COM           438516106    7,064    211,300           SOLE                 211,300     0       0
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HUGHES ELECTRONICS CORP           COM           444418107    9,978    602,937           SOLE                 602,937     0       0
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INTERACTIVECORP                   COM           45840Q101   14,653    431,848           SOLE                 431,848     0       0
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L-3 COMMUNICATIONS HLDGS INC      COM           502424104   11,869    231,089           SOLE                 231,089     0       0
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LEVEL 3 COMMUNICATIONS INC        COM           52729N100    6,677  1,171,480           SOLE               1,171,480     0       0
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LIBERTY MEDIA CORP NEW            COM SER A     530718105   10,816    909,700           SOLE                 909,700     0       0
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MATTEL INC                        COM           577081102    7,310    379,366           SOLE                 379,366     0       0
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MONSANTO CO NEW                   COM           61166W101    3,767    130,900           SOLE                 130,900     0       0
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NEWS CORP LTD                     SP ADR PFD    652487802    8,541    282,340           SOLE                 282,340     0       0
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NII HLDGS INC                     CL B NEW      62913F201   10,236    137,156           SOLE                 137,156     0       0
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OSI PHARMACEUTICALS INC           COM           671040103      391     12,132           SOLE                  12,132     0       0
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OPEN SOLUTIONS INC                COM           68371P102      176     10,000           SOLE                  10,000     0       0
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OVERSTOCK.COM INC DEL             COM           690370101    4,021    202,372           SOLE                 202,372     0       0
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PEGASUS COMMUNICATIONS CORP       CL A NEW      705904605    2,426     86,400           SOLE                  86,400     0       0
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PRIORITY HEALTHCARE CORP          CL B          74264T102    2,840    118,129           SOLE                 118,129     0       0
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SHIRE PHARMACEUTICALS             SPONSORED ADR 82481R106    9,698    333,726           SOLE                  333,726    0       0
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HILFIGER TOMMY CORP               ORD           G8915Z102   14,852  1,002,825           SOLE                1,002,825    0       0
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TYCO INTL LTD NEW                 COM           902124106   18,466    696,844           SOLE                  696,844    0       0
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VIASYS HEALTHCARE INC             COM NEW       92553Q209    3,257    158,121           SOLE                  158,121    0       0
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WEBMD CORP                        COM           94769M105    3,253    361,847           SOLE                  361,847    0       0
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XEROX CORP                        COM           984121103    5,471    396,480           SOLE                  396,480    0       0
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